Investment Objectives and Goals - Grayscale Bitcoin Adopters ETF	Apr. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Bitcoin Adopters ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Grayscale Bitcoin Adopters ETF (the “Fund”) seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Adopters Index (the “Index”).